Short-Term and Long-Term Debts (Details)		12 Months Ended
	Aug. 11, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 21, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short-Term and Long-Term Debts [Line Items]
Rural commercial bank for a credit line						¥ 20,000,000	¥ 148,000,000
Amount borrowed		¥ 128,247,467	$ 18,107,144	¥ 17,093,316
Repayments of credit facilities		¥ 1,530,000	$ 216,019	140,000
Minimum [Member]
Short-Term and Long-Term Debts [Line Items]
Debt instrument, interest rate, stated percentage		3.70%	3.70%
Maximum [Member]
Short-Term and Long-Term Debts [Line Items]
Debt instrument, interest rate, stated percentage		4.00%	4.00%
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Rural commercial bank for a credit line	¥ 100,000,000
Debt instrument, interest rate, stated percentage		5.40%	5.40%
Amount borrowed		¥ 108,247,467		17,093,316
Repayments of credit facilities		1,530,000		¥ 140,000
Expiration period of credit agreement	Jul. 25, 2030
Mr. Qifeng [Member]
Short-Term and Long-Term Debts [Line Items]
Amount borrowed		20,000,000
Repayments of credit facilities